UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/15

Item 1. Schedule of Investments.

Franklin Universal Trust

Statement of Investments, May 31, 2015 (unaudited)

	Country	Shares	Value
Common Stocks 42.5%
Energy 1.6%
Spectra Energy Corp.	United States	92,350	$3,247,950
Materials 1.4%
BHP Billiton PLC, ADR	Australia	25,185	1,065,577
Freeport-McMoRan Inc., B	United States	80,380	1,579,467
[a]South32 Ltd., ADR	Australia	10,074	83,312
[a]Verso Corp.	United States	4,527	3,667
			2,732,023
Transportation 0.1%
[a]CEVA Holdings LLC	United Kingdom	179	130,087
Utilities 39.4%
Alliant Energy Corp.	United States	40,000	2,452,000
American Electric Power Co. Inc.	United States	75,000	4,221,750
CenterPoint Energy Inc.	United States	169,800	3,458,826
CMS Energy Corp.	United States	65,000	2,219,100
Consolidated Edison Inc.	United States	42,000	2,597,280
Dominion Resources Inc.	United States	100,000	7,052,000
DTE Energy Co.	United States	25,000	1,980,750
Duke Energy Corp.	United States	80,060	6,062,944
Edison International	United States	75,000	4,560,750
Entergy Corp.	United States	50,000	3,823,500
Exelon Corp.	United States	55,000	1,860,650
FirstEnergy Corp.	United States	60,000	2,140,800
Great Plains Energy Inc.	United States	70,000	1,824,900
NextEra Energy Inc.	United States	50,000	5,117,000
PG&E Corp.	United States	50,000	2,673,500
Pinnacle West Capital Corp.	United States	70,000	4,264,400
PPL Corp.	United States	80,000	2,776,800
Public Service Enterprise Group Inc.	United States	45,000	1,918,350
Sempra Energy	United States	50,000	5,373,500
The Southern Co.	United States	87,250	3,811,952
UIL Holdings Corp.	United States	40,000	2,027,600
Westar Energy Inc.	United States	60,000	2,200,200
Wisconsin Energy Corp.	United States	40,000	1,931,200
Xcel Energy Inc.	United States	60,000	2,043,000
			78,392,752
Total Common Stocks (Cost $47,714,968)			84,502,812
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	6,000
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	388	281,597
Total Convertible Preferred Stocks (Cost $587,093)			287,597
		Principal Amount*
Corporate Bonds 84.1%
Automobiles & Components 1.5%
[b]Fiat Chrysler Automobiles NV, senior note, 144A, 5.25%, 4/15/23	United Kingdom	1,700,000	1,713,813
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	1,100,000	1,175,625
			2,889,438
Banks 3.2%
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	500,000	531,875
5.00%, 8/15/22	United States	1,200,000	1,236,000
[b] 144A, 6.625%, 4/01/18	United States	300,000	324,000
[c]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	1,100,000	1,105,500
[c]JPMorgan Chase & Co., junior sub. bond,
R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	900,000	920,250
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	800,000	791,000

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Universal Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	900,000	992,250
5.125%, 5/28/24	United Kingdom	400,000	410,250
			6,311,125
Capital Goods 2.7%
[b]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	1,050,000	1,108,406
[b]Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	1,700,000	1,632,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	900,000	904,500
Oshkosh Corp., senior note, 5.375%, 3/01/22	United States	500,000	523,750
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	200,000	205,000
[b] senior sub. bond, 144A, 6.50%, 5/15/25	United States	100,000	102,500
senior sub. note, 6.00%, 7/15/22	United States	200,000	203,000
[b]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	600,000	601,500
			5,280,656
Commercial & Professional Services 0.9%
[b]Algeco Scotsman Global Finance PLC, senior secured note, first lien, 144A, 8.50%,
10/15/18	United Kingdom	300,000	298,125
[b]Anna Merger Sub Inc., senior note, 144A, 7.75%, 10/01/22	United States	500,000	511,875
[b]IHS Inc., senior note, 144A, 5.00%, 11/01/22	United States	300,000	303,750
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	600,000	612,750
			1,726,500
Consumer Durables & Apparel 2.5%
KB Home,
senior bond, 7.50%, 9/15/22	United States	1,100,000	1,160,500
senior note, 4.75%, 5/15/19	United States	200,000	200,000
senior note, 7.00%, 12/15/21	United States	300,000	313,500
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	200,000	208,500
[b]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
5.25%, 4/15/21	United States	400,000	404,000
5.875%, 4/15/23	United States	500,000	508,125
5.625%, 3/01/24	United States	700,000	691,250
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	700,000	756,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	900,000	762,750
			5,004,625
Consumer Services 4.6%
[b]1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	1,000,000	1,039,500
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	500,000	501,875
[b]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	700,000	570,500
[d]Caesars Entertainment Operating Co. Inc., senior secured note, first lien, 11.25%,
6/01/17	United States	1,000,000	807,500
[b,d]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	United States	1,600,000	8,080
[b]International Game Technology PLC, senior secured bond, 144A, 6.50%, 2/15/25	United Kingdom	1,700,000	1,608,625
[b]Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	900,000	973,125
MGM Resorts International, senior note,
6.875%, 4/01/16	United States	1,200,000	1,248,000
7.50%, 6/01/16	United States	800,000	840,160
[b]Sabre GLBL Inc., first lien, 144A, 5.375%, 4/15/23	United States	1,200,000	1,227,000
[b]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	400,000	392,000
			9,216,365
Diversified Financials 3.1%
[b]AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 144A, 5.00%,
10/01/21	Netherlands	500,000	531,250
Ally Financial Inc., senior note, 5.50%, 2/15/17	United States	600,000	628,500
E*TRADE Financial Corp., senior note,
5.375%, 11/15/22	United States	300,000	313,500
4.625%, 9/15/23	United States	400,000	403,000
Navient Corp., senior note,
8.45%, 6/15/18	United States	900,000	1,010,250
5.50%, 1/15/19	United States	800,000	832,000
4.875%, 6/17/19	United States	800,000	806,000
[b]Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	700,000	755,125

Franklin Universal Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

[b]OneMain Financial Holdings Inc., senior note, 144A, 7.25%, 12/15/21	United States	900,000	965,250
			6,244,875
Energy 18.5%
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
senior bond, 7.875%, 4/15/22	United States	700,000	619,500
senior note, 8.625%, 10/15/20	United States	600,000	537,000
California Resources Corp.,
senior bond, 6.00%, 11/15/24	United States	400,000	370,000
senior note, 5.50%, 9/15/21	United States	400,000	381,000
[b]Calumet Specialty Products Partners LP/Finance Co., senior note, 144A, 7.75%,
4/15/23	United States	800,000	832,000
CGG SA, senior note,
7.75%, 5/15/17	France	203,000	199,955
6.50%, 6/01/21	France	600,000	513,000
6.875%, 1/15/22	France	300,000	254,437
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	800,000	694,000
8.25%, 9/01/21	United States	200,000	163,000
7.625%, 11/15/22	United States	300,000	241,500
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	1,350,000	1,147,500
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	1,700,000	1,793,500
4.875%, 4/15/22	United States	300,000	287,250
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	1,200,000	1,134,000
[b]Compressco Partners LP/Finance Corp., senior note, 144A, 7.25%, 8/15/22	United States	300,000	286,500
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	800,000	755,500
[b] 144A, 8.00%, 4/01/23	United States	800,000	829,000
[b]Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior note,
144A, 6.25%, 4/01/23	United States	500,000	531,250
[b]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	1,100,000	984,500
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	United States	200,000	213,500
senior note, first lien, 7.50%, 10/15/20	United States	1,500,000	1,721,250
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	1,300,000	893,750
[b]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	600,000	505,125
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	800,000	566,000
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	1,200,000	606,000
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	1,000,000	735,000
8.875%, 5/15/21	United States	400,000	283,000
9.25%, 2/15/22	United States	200,000	140,000
Kodiak Oil & Gas Corp., senior note, 8.125%, 12/01/19	United States	700,000	745,500
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	United States	1,000,000	909,375
7.75%, 2/01/21	United States	700,000	607,250
6.50%, 9/15/21	United States	100,000	80,750
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	1,000,000	1,000,000
[b]Memorial Resource Development Corp., senior note, 144A, 5.875%, 7/01/22	United States	500,000	491,250
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	700,000	324,625
[b]Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	700,000	677,250
Oasis Petroleum Inc., senior note,
7.25%, 2/01/19	United States	200,000	206,500
6.50%, 11/01/21	United States	400,000	405,000
6.875%, 3/15/22	United States	400,000	411,000
6.875%, 1/15/23	United States	200,000	204,000
[b]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	400,000	306,000
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	700,000	493,500
senior secured note, first lien, 7.50%, 11/01/19	United States	700,000	506,625
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	1,200,000	1,287,000
[b]Peabody Energy Corp., second lien, 144A, 10.00%, 3/15/22	United States	1,000,000	765,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	700,000	666,750

Franklin Universal Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior note,
8.375%, 6/01/20	United States	390,000	430,053
6.50%, 5/15/21	United States	400,000	427,250
QEP Resources Inc., senior note,
5.375%, 10/01/22	United States	700,000	707,000
5.25%, 5/01/23	United States	400,000	402,000
[b,d,e] Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	700,000	465,500
[b]Regency Energy Partners LP/Regency Energy Finance Corp., senior note, 144A,
8.375%, 6/01/19	United States	1,100,000	1,146,068
Sabine Pass Liquefaction LLC, first lien,
5.625%, 2/01/21	United States	1,000,000	1,038,125
6.25%, 3/15/22	United States	200,000	211,500
5.625%, 4/15/23	United States	500,000	511,250
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	900,000	922,500
6.125%, 1/15/23	United States	300,000	286,500
[b]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	1,100,000	1,016,125
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	1,200,000	864,000
			36,733,263
Food, Beverage & Tobacco 3.0%
Constellation Brands Inc.,
senior bond, 4.75%, 11/15/24	United States	400,000	415,500
senior note, 4.25%, 5/01/23	United States	500,000	506,250
[b]Cott Beverages Inc., senior note, 144A, 6.75%, 1/01/20	United States	600,000	633,000
[b]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	800,000	828,000
[b]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	600,000	620,250
senior note, 144A, 8.25%, 2/01/20	United States	300,000	321,450
senior note, 144A, 7.25%, 6/01/21	United States	700,000	743,050
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	800,000	821,664
[b] 144A, 6.75%, 12/01/21	United States	500,000	496,250
[b] 144A, 6.00%, 12/15/22	United States	100,000	93,875
WhiteWave Foods Co., senior note, 5.375%, 10/01/22	United States	500,000	541,250
			6,020,539
Health Care Equipment & Services 4.9%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	900,000	958,500
senior sub. note, 6.50%, 6/15/20	United States	100,000	105,750
AmSurg Corp., senior note, 5.625%, 7/15/22	United States	200,000	205,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	900,000	958,500
senior note, 7.125%, 7/15/20	United States	400,000	427,500
senior note, 6.875%, 2/01/22	United States	200,000	214,250
senior secured note, first lien, 5.125%, 8/15/18	United States	600,000	618,750
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	400,000	405,000
senior note, 5.75%, 8/15/22	United States	500,000	533,750
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	1,400,000	1,450,750
senior note, 5.875%, 5/01/23	United States	800,000	866,000
senior secured bond, first lien, 5.875%, 3/15/22	United States	600,000	672,000
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	United States	1,000,000	1,092,500
[b] 144A, 5.00%, 3/01/19	United States	800,000	801,000
[b] 144A, 5.50%, 3/01/19	United States	400,000	406,500
			9,715,750
Materials 10.5%
ArcelorMittal, senior note,
6.25%, 3/01/21	Luxembourg	900,000	953,752
6.125%, 6/01/25	Luxembourg	300,000	305,438
[b]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	500,000	535,000

Franklin Universal Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
[b]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	200,000	204,500
7.00%, 11/15/20	Luxembourg	88,235	90,827
6.75%, 1/31/21	Luxembourg	200,000	206,750
6.00%, 6/30/21	Luxembourg	500,000	505,000
[b]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	800,000	757,000
[b]BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 7.125%, 5/01/18	Australia	1,400,000	1,449,000
[b]Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	600,000	609,000
[b]Cemex SAB de CV, first lien, 144A, 5.70%, 1/11/25	Mexico	1,100,000	1,085,562
[b]The Chemours Co.,
senior bond, 144A, 7.00%, 5/15/25	United States	200,000	204,000
senior note, 144A, 6.625%, 5/15/23	United States	700,000	712,250
[b]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	1,000,000	990,000
[b]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	631,000	619,958
7.00%, 2/15/21	Canada	1,131,000	1,101,311
[b]FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	1,800,000	1,910,250
[b]NOVA Chemicals Corp., senior bond, 144A, 5.00%, 5/01/25	Canada	1,100,000	1,130,250
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	700,000	749,217
[b]Owens-Brockway Glass Container Inc., senior note, 144A, 5.00%, 1/15/22	United States	600,000	614,250
[b]Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	400,000	422,000
[b]Polymer Group Inc., senior note, 144A, 6.875%, 6/01/19	United States	800,000	749,000
[b]Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	500,000	487,500
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	500,000	523,125
senior note, 8.50%, 5/15/18	United States	1,000,000	1,021,250
senior note, 9.00%, 4/15/19	United States	200,000	209,000
senior note, 9.875%, 8/15/19	United States	100,000	106,313
senior note, 8.25%, 2/15/21	United States	700,000	741,125
[b]Sealed Air Corp., senior note, 144A,
6.50%, 12/01/20	United States	400,000	448,000
8.375%, 9/15/21	United States	300,000	339,000
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	500,000	516,875
senior note, 5.125%, 10/01/21	United States	400,000	407,000
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	216,000	158,220
			20,861,723
Media 8.1%
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	700,000	777,875
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	United States	1,700,000	1,729,750
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	500,000	531,250
senior sub. note, 7.625%, 3/15/20	United States	700,000	742,875
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	700,000	763,875
[b] 144A, 5.25%, 6/01/24	United States	200,000	196,250
DISH DBS Corp., senior note,
7.125%, 2/01/16	United States	1,000,000	1,036,875
6.75%, 6/01/21	United States	700,000	749,437
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	900,000	961,875
senior note, 5.125%, 7/15/20	United States	800,000	839,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	1,300,000	1,233,375
senior secured note, first lien, 9.00%, 9/15/22	United States	100,000	94,475
[b]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	100,000	100,625
[b]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	500,000	470,000
[b]Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	800,000	832,160
5.375%, 4/15/25	United States	400,000	401,600
[b]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	600,000	624,000
[b]Univision Communications Inc., senior secured bond, first lien, 144A, 6.75%, 9/15/22	United States	358,000	388,878
[b]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	300,000	319,875
[b]Virgin Media Secured Finance PLC, senior secured bond,
144A, 5.25%, 1/15/26	United Kingdom	500,000	500,937

Franklin Universal Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
first lien, 144A, 5.50%, 1/15/25	United Kingdom	800,000	822,500
[b]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	600,000	626,250
[b]WMG Acquisition Corp.,
secured note, 144A, 6.00%, 1/15/21	United States	1,190,000	1,237,600
senior note, 144A, 5.625%, 4/15/22	United States	100,000	102,250
			16,083,587
Pharmaceuticals, Biotechnology & Life Sciences 3.1%
[b]Concordia Healthcare Corp., senior note, 144A, 7.00%, 4/15/23	Canada	500,000	504,375
[b]Endo Finance LLC/Endo Ltd./Endo Finco Inc., senior bond, 144A, 6.00%, 2/01/25	United States	600,000	610,500
[b]Horizon Pharma Financing Inc., senior note, 144A, 6.625%, 5/01/23	United States	300,000	309,750
[b]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%, 12/01/19	United States	400,000	430,500
Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	1,600,000	1,716,000
[b]Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	300,000	313,125
senior note, 144A, 7.50%, 7/15/21	United States	300,000	328,950
senior note, 144A, 5.625%, 12/01/21	United States	700,000	728,000
[b]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	1,100,000	1,176,313
			6,117,513
Real Estate 0.2%
[b]Felcor Lodging LP, senior secured bond, 144A, 6.00%, 6/01/25	United States	400,000	412,000
Retailing 1.8%
[b]American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%, 4/15/21	United States	900,000	924,750
[b]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	300,000	318,750
[b]Family Tree Escrow LLC, senior note, 144A, 5.75%, 3/01/23	United States	500,000	529,375
[b]Netflix Inc., senior bond, 144A, 5.875%, 2/15/25	United States	1,100,000	1,155,000
[b]New Look Bondco I PLC, secured note, 144A, 8.375%, 5/14/18	United Kingdom	600,000	628,875
			3,556,750
Software & Services 3.3%
[b]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	1,600,000	1,454,000
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	1,300,000	1,345,500
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	900,000	1,056,375
senior note, 11.25%, 1/15/21	United States	136,000	153,000
[b] senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	900,000	961,875
[b]Infor (U.S.) Inc., senior note, 144A, 6.50%, 5/15/22	United States	1,100,000	1,145,540
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	500,000	532,500
			6,648,790
Technology Hardware & Equipment 1.4%
[b]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	1,200,000	1,276,500
[b]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	700,000	675,500
[b,f] CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	400,000	414,000
[b,g]CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	400,000	406,000
			2,772,000
Telecommunication Services 7.0%
CenturyLink Inc., senior bond,
6.75%, 12/01/23	United States	300,000	321,562
[b] 144A, 5.625%, 4/01/25	United States	1,000,000	970,000
[b]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	900,000	934,875
[b]Digicel Ltd., senior note, 144A,
6.00%, 4/15/21	Bermuda	500,000	493,437
6.75%, 3/01/23	Bermuda	300,000	299,009
Frontier Communications Corp., senior note,
8.50%, 4/15/20	United States	100,000	107,250
8.75%, 4/15/22	United States	300,000	315,000
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	500,000	467,500
senior note, 7.25%, 10/15/20	Luxembourg	200,000	203,500
senior note, 7.50%, 4/01/21	Luxembourg	1,500,000	1,528,125
[b]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	900,000	959,625
[b]Sprint Communications Inc., senior note, 144A,
9.00%, 11/15/18	United States	2,000,000	2,297,500
7.00%, 3/01/20	United States	500,000	553,125

Franklin Universal Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Sprint Corp., senior bond,
7.875%, 9/15/23	United States	500,000	509,700
7.125%, 6/15/24	United States	200,000	194,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	200,000	211,500
senior bond, 6.375%, 3/01/25	United States	500,000	524,750
senior note, 6.542%, 4/28/20	United States	800,000	848,000
senior note, 6.125%, 1/15/22	United States	100,000	105,125
[b]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	1,700,000	1,782,875
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	300,000	302,625
			13,929,083
Transportation 1.6%
[b]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	400,000	400,000
senior note, 144A, 9.75%, 5/01/20	United States	200,000	191,500
Hertz Corp., senior note,
7.50%, 10/15/18	United States	600,000	622,500
6.75%, 4/15/19	United States	1,000,000	1,037,500
[b]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	500,000	485,000
[b]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	500,000	478,955
			3,215,455
Utilities 2.2%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,300,000	1,314,625
[b] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	354,000	389,179
[b]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,000,000	955,000
NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 5.125%, 7/15/19	United States	200,000	199,500
[b]NRG Yield Operating LLC, senior bond, 144A, 5.375%, 8/15/24	United States	600,000	621,000
[b]PPL Energy Supply LLC, senior bond, 144A, 6.50%, 6/01/25	United States	400,000	408,128
[b,d]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	700,000	451,500
			4,338,932
Total Corporate Bonds (Cost $168,828,853)			167,078,969
[e]Senior Floating Rate Interests (Cost $963,505) 0.5%
Household & Personal Products 0.5%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	970,664	955,295
		Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
[a,h]NewPage Corp., Litigation Trust	United States	1,200,000	—
Total Investments before Short Term Investments (Cost $218,094,419)			252,824,673
Short Term Investments (Cost $4,780,731) 2.5%
Money Market Funds 2.5%
[a,i] Institutional Fiduciary Trust Money Market Portfolio	United States	4,780,731	4,780,731
Total Investments (Cost $222,875,150) 129.7%			257,605,404
Notes Payable (30.2)%			(60,000,000)

Other Assets, less Liabilities 0.5%			1,079,239
Net Assets 100.0%			$198,684,643

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
May 31, 2015, the aggregate value of these securities was $80,020,961, representing 40.28% of net assets.
c Perpetual security with no stated maturity date.
d Defaulted security or security for which income has been deemed uncollectible.

Franklin Universal Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
e The coupon rate shown represents the rate at period end.
f Income may be received in additional securities and/or cash.
g Security purchased on a when-issued basis.
h Security has been deemed illiquid because it may not be able to be sold within seven days.
i Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
FRN - Floating Rate Note
PIK - Payment-In-Kind

Franklin Universal Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Senior Fixed Rate Notes are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$223,122,604

Unrealized appreciation	$43,871,925
Unrealized depreciation	(9,389,125)
Net unrealized appreciation (depreciation)	$34,482,800

4.	FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3			Total
Assets:
Investments in Securities:
Equity Investments:[a]
Transportation	$-	$417,684		$-		$417,684
Other Equity Investments[b]	84,372,725	-		-		84,372,725
Corporate Bonds	-	167,070,889		8,080		167,078,969
Senior Floating Rate Interests	-	955,295		-		955,295
Escrow s and Litigation Trusts	-	-		-	c	-
Short Term Investments	4,780,731	-		-		4,780,731
Total Investments in Securities	$89,153,456	$168,443,868		$8,080		$257,605,404

aIncludes common and convertible preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes security determined to have no value at May 31, 2015.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date July 27, 2015